UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-21928

Short-Term Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 29, 2016

Steven I. Koszalka

Short-Term Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Short-Term Bond Fund of America® Semi-annual report for the six months ended February 29, 2016

Short-Term Bond Fund of America seeks to provide you with current income, consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2016 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	Lifetime (since 10/2/06)

Reflecting 2.50% maximum sales charge	–1.83%	0.14%	1.40%

The total annual fund operating expense ratio was 0.60% for Class A shares as of the prospectus dated November 1, 2015.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

The U.S. bond market, including short-term maturities, generated modest gains during the first half of the fiscal year for Short-Term Bond Fund of America. Short-term interest rates rose slightly as the Federal Reserve hiked rates for the first time in nearly a decade. However, longer term rates declined, providing a tailwind for high-quality U.S. bonds. For the six-month period ended February 29, 2016, the fund returned 0.28%.

By comparison, the Barclays U.S. Government/Credit 1-3 years ex BBB Index —a broad measure of the market in which the fund invests – returned 0.62%. Meanwhile, the Lipper Short U.S. Government Funds Average posted a return of 0.21%. This peer group measure includes some funds that, unlike this fund, hold below investment-grade bonds (rated BB/Ba and below) such as high-yield corporate debt. Results for longer periods are shown in the table below.

Investors who reinvested monthly dividends totaling about 3 cents a share earned an income return of 0.29% over the six months. For those who took dividends in cash, the figure was the same. The fund’s share price declined slightly from $9.97 to $9.95.

Results at a glance

For periods ended February 29, 2016, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	3 years	5 years	Lifetime (since 10/2/06)

Short-Term Bond Fund of America (Class A shares)	0.28%	0.60%	0.27%	0.56%	1.64%
Barclays U.S. Government/Credit 1–3 Years ex BBB Index*	0.62	1.00	0.81	1.00	2.53
Lipper Short U.S. Government Funds Average†	0.21	0.35	0.20	0.51	2.02

*	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
†	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category.

Short-Term Bond Fund of America	1

Bond market overview

U.S. Treasury bonds rallied during the September-to-February period. Worries about China’s slowing economy, falling oil prices and declines in global equities contributed to higher demand for perceived safe-haven assets. The flight-to-quality trend boosted returns from Treasuries and high-quality U.S. mortgage-backed securities. During the six-month period, the yield on the benchmark 10-year Treasury note declined 47 basis points to 1.74%; meanwhile, 2-year Treasuries climbed 4 basis points to 0.78%.

Corporate bonds came under pressure as U.S. economic growth appeared to stall at times. Declining oil prices roiled the energy sector, as well as other areas of the financial markets. Investment-grade corporate spreads — the difference in yield between corporate bonds and Treasuries — rose to a three-year high of 215 basis points in mid-February. Rising M&A activity, increasing leverage and widespread share repurchases added to the pressure on corporate balance sheets.

After months of signaling that a rate hike was imminent, the Fed increased short-term interest rates on December 16, 2015 — the first time it had done so since 2006. The federal funds target rate was set 25 basis points higher to a range of 0.25% to 0.50%. Defying market convention, longer term bond yields generally declined in the weeks following the rate hike as turmoil in global markets lifted demand for high-grade U.S. bonds.

Inside the portfolio

The fund’s managers continued to follow a conservative, low-volatility investment approach, designed to provide a level of income while preserving capital. As a result, the portfolio structure changed little during the six-month period. U.S. Treasury bonds and notes made up about 38% of the portfolio, as of February 29, 2016, an increase from approximately 32% at the end of August 2015. Much of that increase was due to additional investments made in Treasury Inflation Protected Securities (TIPS).

TIPS returns were disappointing, largely because of volatile oil prices, which resulted in lower inflation expectations. However, we continue to believe that TIPS are trading at attractive valuations and they may ultimately produce better returns as the U.S. economy improves, oil prices stabilize and inflation expectations begin to rise. We maintain a high level of conviction in these investments over the long term.

Corporate bond exposure remained steady at about 18% of the portfolio. The fund tends to favor high-quality sectors of the corporate market, including debt issued by banks and pharmaceutical companies. Investments in mortgage-backed securities were trimmed slightly due to relatively high valuations in the sector. The fund’s exposure to asset-backed securities, primarily short-term bonds backed by auto loans, remained about the same from six months ago.

2	Short-Term Bond Fund of America

Looking ahead

The outlook for the U.S. economy is moderately positive, given considerable gains in the labor and housing markets. However, the underlying fundamental strength of the economy is not great enough, in our view, to support a traditional Fed rate-hiking cycle. We think interest rates will remain low on a historical basis for several years to come. This “lower for longer” scenario is supported by lackluster U.S. gross domestic product growth, in the range of 2% a year, as well as substantial pressure from overseas — notably, China’s struggling economy and tepid growth in Europe.

While the Fed may decide to raise short-term rates once or even twice this year, we believe that the pace of future increases will be slow and measured. A gradual and highly telegraphed rise in rates is the most likely outcome, in our opinion, and such a course would not threaten the U.S. economic recovery. In fact, we see the Fed’s December rate hike as a positive sign that the economy is at least healthy enough to absorb slightly higher rates.

For the remainder of 2016, we expect the U.S. bond market to experience occasional volatility as the Fed contemplates tighter monetary policy. However, it is important to remember that, over the long term, higher rates can be beneficial for fixed-income investors. As bonds are sold, or reach maturity, the proceeds can be reinvested in less expensive bonds at higher yields, providing better income opportunities and potentially contributing to greater total returns.

Thank you for choosing to invest in Short-Term Bond Fund of America. We look forward to reporting to you again in six months.

Sincerely,

John R. Queen
President

April 13, 2016

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of March 31, 2016, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.83%. The fund’s 12-month distribution rate for Class A shares as of that date was 0.80%. Both reflect the 2.50% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Short-Term Bond Fund of America	3

Summary investment portfolio February 29, 2016	unaudited

Investment mix by security type	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	40.43%
AAA/Aaa	29.43
AA/Aa	13.85
A/A	8.92
Unrated	.75
Short-term securities & other assets less liabilities	6.62

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the United States government.

Bonds, notes & other debt instruments 93.38%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 37.91%
U.S. Treasury inflation-protected securities 24.56%
U.S. Treasury Inflation-Protected Security 0.125% 2016[1]	$326,865	$327,030
U.S. Treasury Inflation-Protected Security 2.50% 2016[1]	146,416	148,854
U.S. Treasury Inflation-Protected Security 0.125% 2017[1,2]	20,830	20,963
U.S. Treasury Inflation-Protected Security 0.125% 2020[1]	479,812	484,196
U.S. Treasury Inflation-Protected Security 0.125% 2024[1]	24,906	24,625
U.S. Treasury Inflation-Protected Security 0.625% 2024[1]	136,864	140,537
U.S. Treasury Inflation-Protected Security 0.375% 2025[1]	63,272	63,667
U.S. Treasury Inflation-Protected Security 0.625% 2026[1]	46,014	47,416
		1,257,288

U.S. Treasury 13.35%
U.S. Treasury 1.50% 2016[2]	32,560	32,678
U.S. Treasury 1.125% 2018[2]	150,000	151,049
U.S. Treasury 1.25% 2018	150,000	151,506
U.S. Treasury 1.25% 2018	100,000	101,008

4	Short-Term Bond Fund of America

	Principal amount (000)	Value (000)
U.S. Treasury 0.75% 2019	$151,640	$150,947
U.S. Treasury 1.375% 2021	25,780	25,949
U.S. Treasury 1.50% 2023	20,000	19,969
U.S. Treasury 1.00%–2.50% 2016–2046	51,000	50,629
		683,735

Total U.S. Treasury bonds & notes		1,941,023

Corporate bonds & notes 17.63%
Financials 5.94%
BNP Paribas 1.006% 2017[3]	10,150	10,140
Rabobank Nederland 2.50% 2021	6,535	6,549
Royal Bank of Canada 1.25% 2017	21,260	21,255
Toronto-Dominion Bank 1.625% 2018	23,300	23,308
Other securities		242,910
		304,162

Health care 3.54%
Johnson & Johnson 1.125% 2019	20,745	20,745
Merck & Co., Inc. 0.978% 2018[3]	26,200	26,240
Other securities		134,052
		181,037

Energy 2.23%
Exxon Mobil Corp. 0.662% 2019[3]	31,820	31,412
Other securities		82,878
		114,290

Consumer discretionary 1.82%
Toyota Motor Credit Corp. 1.45% 2018	20,000	20,047
Toyota Motor Credit Corp. 1.70% 2019	27,000	27,073
Toyota Motor Credit Corp. 2.15% 2020	23,000	23,311
Other securities		22,509
		92,940

Information technology 1.25%
Apple Inc. 0.90% 2017	25,825	25,851
Other securities		38,390
		64,241

Industrials 0.84%
General Electric Capital Corp. 0.964% 2016[4]	30,632	30,638
Other securities		12,567
		43,205

Other 2.01%
Other securities		102,840

Total corporate bonds & notes		902,715

Asset-backed obligations 17.29%
Avant Loans Funding Trust, Series 2016-A, Class A, 4.11% 2019[4,5]	27,100	27,106
Chrysler Capital Auto Receivables Trust, Series 2015-A, Class A-3, 1.22% 2019[4,5]	34,510	34,533
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 2.31% 2027[4,5]	22,000	22,010
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[4,5]	25,000	24,984
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2011-1A, Class A-2, 3.29% 2017[4,5]	20,340	20,609

Short-Term Bond Fund of America	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[4,5]	$61,725	$60,584
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[4,5]	32,646	33,173
Santander Drive Auto Receivables Trust, Series 2013-2, Class C, 1.95% 2019[5]	28,906	28,966
Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57% 2021[5]	22,260	22,247
World Financial Network Credit Card Master Note Trust, Series 2015-A, Class C, 1.26% 2021[5]	31,775	31,718
Other securities		579,187
		885,117

Mortgage-backed obligations 12.29%
Federal agency mortgage-backed obligations 6.27%
Fannie Mae 3.50% 2036[5]	45,895	48,391
Fannie Mae 0.64%–6.00% 2019–2041[3,5]	56,838	60,524
Freddie Mac 2.60%–5.50% 2024–2041[3,5]	16,084	17,111
Government National Mortgage Assn. 4.50% 2045[5]	31,274	33,678
Government National Mortgage Assn. 4.50% 2045[5]	19,389	20,867
Government National Mortgage Assn., Series 2012, Class H-20, 1.383% 2062[3,5]	39,717	40,027
Government National Mortgage Assn. 1.20%–6.64% 2043–2064[3,5]	95,530	100,271
		320,869

Commercial mortgage-backed securities 4.66%
Hilton USA Trust, Series 2013-HLF, AFX, 2.662% 2030[4,5]	26,105	26,086
Hilton USA Trust, Series 2013-HLF, BFX, 3.367% 2030[4,5]	35,300	35,223
Other securities		177,500
		238,809

Collateralized mortgage-backed (privately originated) 0.88%
Freddie Mac 1.43%–1.68% 2024–2025[3,5]	9,922	9,924
Station Place Securitization Trust, Series 2016-1, Class A, 1.436% 2048[3,5,6]	35,000	35,000
		44,924

Other mortgage-backed securities 0.48%
Fannie Mae, Series 2015-M14, multifamily 1.646% 2019[5]	6,580	6,645
Freddie Mac 2.77%–3.21% 2025[5]	12,510	13,028
Other securities		5,020
		24,693

Total mortgage-backed obligations		629,295

Bonds & notes of governments & government agencies outside the U.S. 3.69%
Other securities		189,003

Federal agency bonds & notes 2.52%
Fannie Mae 5.00% 2016	31,070	31,129
Fannie Mae 1.00%–1.75% 2019–2020	28,000	28,259
Federal Home Loan Bank 0.50%–1.13% 2016–2018	19,500	19,531
Freddie Mac 0.50% 2017	6,000	5,988

6	Short-Term Bond Fund of America

	Principal amount (000)	Value (000)
Private Export Funding Corp. 1.375% 2017	$36,930	$37,091
Other securities		7,190
		129,188

Municipals 2.05%
State of Florida, State Board of Administration Fin. Corp., Rev. Bonds, Series 2016-A, 2.163% 2019	20,000	20,078
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 1.298% 2016	20,970	21,015
Other securities		63,651
		104,744

Total bonds, notes & other debt instruments (cost: $4,757,275,000)		4,781,085

Short-term securities 6.41%
BNP Paribas Finance Inc. 0.27% due 3/1/2016	81,285	81,284
Federal Home Loan Bank 0.32%–0.52% due 3/17/2016–5/20/2016	107,500	107,457
Freddie Mac 0.45% due 4/11/2016	13,500	13,495
Mitsubishi UFJ Trust and Banking Corp. 0.42% due 3/7/2016[4]	47,100	47,097
Rabobank Nederland NV 0.64% due 5/3/2016	79,100	79,029

Total short-term securities (cost: $328,330,000)		328,362
Total investment securities 99.79% (cost: $5,085,605,000)		5,109,447
Other assets less liabilities 0.21%		10,609

Net assets 100.00%		$5,120,056

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Short-Term Bond Fund of America	7

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $7,174,878,000.

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 2/29/2016 (000)
Receive	LCH	3-month USD-LIBOR	1.04%	12/17/2017	$500,000	$ 2,000
Receive	LCH	3-month USD-LIBOR	1.244	1/12/2019	250,000	2,312
Pay	LCH	3-month USD-LIBOR	1.022	2/2/2019	250,000	(710)
Receive	LCH	3-month USD-LIBOR	1.5485	1/12/2021	200,000	4,044
Receive	LCH	3-month USD-LIBOR	1.33375	1/22/2021	86,500	855
Receive	LCH	3-month USD-LIBOR	1.2065	2/8/2021	250,000	893
Receive	LCH	3-month USD-LIBOR	1.15	3/2/2021	144,000	—
Receive	LCH	3-month USD-LIBOR	2.8	9/2/2022	420,000	8,215
Receive	LCH	3-month USD-LIBOR	2.75	9/2/2022	420,000	7,820
Pay	LCH	3-month USD-LIBOR	2.2365	9/2/2025	50	(3)
Pay	LCH	3-month USD-LIBOR	2.0325	10/22/2025	80,000	(3,538)
Pay	LCH	3-month USD-LIBOR	2.0365	10/22/2025	80,000	(3,567)
Pay	LCH	3-month USD-LIBOR	2.071	12/2/2025	77,000	(3,662)
Pay	LCH	3-month USD-LIBOR	2.1145	12/10/2025	56,000	(2,888)
Pay	LCH	3-month USD-LIBOR	1.7545	2/5/2026	50,000	(863)
Pay	LCH	3-month USD-LIBOR	1.743	2/8/2026	75,000	(1,210)
Pay	LCH	3-month USD-LIBOR	1.572	3/2/2026	150,000	—
Pay	LCH	3-month USD-LIBOR	2.97125	9/2/2030	93,000	(6,460)
Pay	LCH	3-month USD-LIBOR	3.005	9/2/2030	93,000	(6,737)
Pay	LCH	3-month USD-LIBOR	2.563	11/27/2045	28,000	(3,180)
Pay	LCH	3-month USD-LIBOR	2.649	12/18/2045	50,000	(6,703)
Pay	LCH	3-month USD-LIBOR	2.63	1/5/2046	64,000	(8,292)
Receive	LCH	3-month USD-LIBOR	2.0655	3/2/2046	31,000	—
						$ (21,674)

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $630,331,000.

Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) at 2/29/2016 (000)
10 Year U.S. Treasury Note Futures	CME	Long	587	June 2016	$76,537	$ 76
Ultra U.S. Treasury Bond Futures	CME	Long	124	June 2016	21,573	(101)
2 Year U.S. Treasury Note Futures	CME	Long	4,859	July 2016	1,062,670	(751)
5 Year U.S. Treasury Note Futures	CME	Short	186	July 2016	22,494	(9)
						$ (785)

8	Short-Term Bond Fund of America

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	A portion of this security was pledged as collateral. The total value of pledged collateral was $45,607,000, which represented .89% of the net assets of the fund.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $885,374,000, which represented 17.29% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $46,995,000, which represented .92% of the net assets of the fund.

Key to abbreviations
CME = CME Group Inc.
Fin. = Finance
LCH = LCH.Clearnet
Rev. = Revenue

See Notes to Financial Statements

Short-Term Bond Fund of America	9

Financial statements

Statement of assets and liabilities at February 29, 2016	unaudited (dollars in thousands)

Assets:
Investment securities, at value (cost: $5,085,605)		$5,109,447
Cash		1,793
Receivables for:
Sales of investments	$62,257
Sales of fund’s shares	14,587
Variation margin	1,064
Interest	10,451	88,359
		5,199,599
Liabilities:
Payables for:
Purchases of investments	67,842
Repurchases of fund’s shares	7,592
Dividends on fund’s shares	107
Investment advisory services	1,139
Services provided by related parties	1,109
Trustees’ deferred compensation	46
Variation margin	1,601
Other	107	79,543
Net assets at February 29, 2016		$5,120,056

Net assets consist of:
Capital paid in on shares of beneficial interest		$5,127,587
Distributions in excess of net investment income		(6,975)
Accumulated net realized loss		(1,939)
Net unrealized appreciation		1,383
Net assets at February 29, 2016		$5,120,056

See Notes to Financial Statements

10	Short-Term Bond Fund of America

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (514,726 total shares outstanding)

		Shares	Net asset value
	Net assets	outstanding	per share
Class A	$3,075,367	309,004	$9.95
Class B	4,723	478	9.89
Class C	102,807	10,441	9.85
Class F-1	144,605	14,530	9.95
Class F-2	329,644	33,121	9.95
Class 529-A	293,002	29,440	9.95
Class 529-B	883	90	9.85
Class 529-C	67,243	6,847	9.82
Class 529-E	16,839	1,693	9.94
Class 529-F-1	54,959	5,522	9.95
Class R-1	5,284	537	9.84
Class R-2	45,897	4,665	9.84
Class R-2E	27	3	9.95
Class R-3	55,219	5,555	9.94
Class R-4	25,851	2,597	9.95
Class R-5E	10	1	9.96
Class R-5	7,683	772	9.95
Class R-6	890,013	89,430	9.95

See Notes to Financial Statements

Short-Term Bond Fund of America	11

Statement of operations	unaudited
for the six months ended February 29, 2016	(dollars in thousands)

Investment income:
Income:
Interest		$22,077
Fees and expenses*:
Investment advisory services	$6,965
Distribution services	4,634
Transfer agent services	2,169
Administrative services	629
Reports to shareholders	89
Registration statement and prospectus	294
Trustees’ compensation	16
Auditing and legal	8
Custodian	8
Other	229
Total fees and expenses before reimbursement	15,041
Less transfer agent services reimbursement	— †
Total fees and expenses after reimbursement		15,041
Net investment income		7,036

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments	2,745
Interest rate swaps	90
Futures contracts	(711)	2,124
Net unrealized appreciation (depreciation) on:
Investments	29,040
Interest rate swaps	(23,195)
Futures contracts	(785)	5,060
Net realized gain and unrealized appreciation		7,184

Net increase in net assets resulting from operations		$14,220

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

12	Short-Term Bond Fund of America

Statements of changes in net assets

	(dollars in thousands)

	Six months ended	Year ended
	February 29,	August 31,
	2016*	2015
Operations:
Net investment income	$7,036	$33,115
Net realized gain	2,124	12,161
Net unrealized appreciation (depreciation)	5,060	(24,901)
Net increase in net assets resulting from operations	14,220	20,375

Dividends and distributions paid or accrued to shareholders:
Dividends from net investment income	(14,710)	(33,445)
Distributions from net realized gain on investments	(9,404)	(3,246)
Total dividends and distributions paid or accrued to shareholders	(24,114)	(36,691)

Net capital share transactions	311,426	233,809

Total increase in net assets	301,532	217,493

Net assets:
Beginning of period	4,818,524	4,601,031
End of period (including distributions in excess of and undistributed net investment income: $(6,975) and $699, respectively)	$5,120,056	$4,818,524

* Unaudited.

See Notes to Financial Statements

Short-Term Bond Fund of America	13

Notes to financial statements	unaudited

1. Organization

Short-Term Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide current income, consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

The fund has 18 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C*	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

* Class B, 529-B, C and 529-C shares of the fund are not available for purchase.

On November 20, 2015, the fund made an additional retirement plan share class (Class R-5E) available for sale pursuant to an amendment to its registration statement filed with the U.S. Securities and Exchange Commission. Refer to the fund’s prospectus for more details.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different

14	Short-Term Bond Fund of America

arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Short-Term Bond Fund of America	15

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the

16	Short-Term Bond Fund of America

fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing

Short-Term Bond Fund of America	17

the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 29, 2016 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$1,941,023	$—	$1,941,023
Corporate bonds & notes	—	902,715	—	902,715
Asset-backed obligations	—	885,117	—	885,117
Mortgage-backed obligations	—	629,295	—	629,295
Bonds & notes of governments & government agencies outside the U.S.	—	189,003	—	189,003
Federal agency bonds & notes	—	129,188	—	129,188
Municipals	—	104,744	—	104,744
Short-term securities	—	328,362	—	328,362
Total	$—	$5,109,447	$—	$5,109,447

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$26,139	$—	$26,139
Unrealized appreciation on futures contracts	76	—	—	76
Liabilities:
Unrealized depreciation on interest rate swaps	—	(47,813)	—	(47,813)
Unrealized depreciation on futures contracts	(861)	—	—	(861)
Total	$(785)	$(21,674)	$—	$(22,459)

*Interest rate swaps and futures contracts are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

18	Short-Term Bond Fund of America

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

Short-Term Bond Fund of America	19

Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an

20	Short-Term Bond Fund of America

opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the

Short-Term Bond Fund of America	21

increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of interest rate swaps and futures contracts as of, or for the six months ended, February 29, 2016 (dollars in thousands):

		Assets		Liabilities
Contract	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Interest rate swaps	Interest	Net unrealized appreciation*	$26,139	Net unrealized depreciation*	$47,813
Futures contracts	Interest	Net unrealized appreciation*	76	Net unrealized depreciation*	861
			$26,215		$48,674

22	Short-Term Bond Fund of America

		Net realized gain (loss)		Net unrealized depreciation
Contract	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Interest rate swaps	Interest	Net realized gain on interest rate swaps	$90	Net unrealized depreciation on interest rate swaps	$(23,195)
Futures contracts	Interest	Net realized loss on futures contracts	(711)	Net unrealized depreciation on futures contracts	(785)
			$(621)		$(23,980)

*	Includes cumulative appreciation/depreciation on interest rate swaps and futures contracts as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statements of assets and liabilities.

Collateral — The fund participates in a collateral program due to its use of interest rate swaps and futures contracts. The program calls for the fund to pledge collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 29, 2016, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2011 and by state tax authorities for tax years before 2010.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; paydowns on fixed-income securities; amortization of premiums and discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

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The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2015, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$5,719
Undistributed long-term capital gains	4,006

As of February 29, 2016, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$29,172
Gross unrealized depreciation on investment securities	(11,554)
Net unrealized appreciation on investment securities	17,618
Cost of investment securities	5,091,829

The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):

	Six months ended February 29, 2016						Year ended August 31, 2015
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid or accrued		Ordinary income		Long-term capital gains	Total dividends and distributions paid or accrued
Class A	$11,773		$2,719		$14,492		$23,110		$—	$23,110
Class B	7		5		12		29		—	29
Class C	109		89		198		233		—	233
Class F-1	466		125		591		802		—	802
Class F-2	1,453		274		1,727		2,907		—	2,907
Class 529-A	1,037		264		1,301		2,154		—	2,154
Class 529-B	1		1		2		5		—	5
Class 529-C	77		62		139		156		—	156
Class 529-E	35		15		50		78		—	78
Class 529-F-1	232		49		281		448		—	448
Class R-1	6		5		11		13		—	13
Class R-2	51		41		92		109		—	109
Class R-2E	—	*	—	*	—	*	—	*	—	—	*
Class R-3	108		49		157		247		—	247
Class R-4	83		22		105		170		—	170
Class R-5E†	—	*	—	*	—	*
Class R-5	35		6		41		75		—	75
Class R-6	4,186		729		4,915		6,155		—	6,155
Total	$19,659		$4,455		$24,114		$36,691		$—	$36,691

*	Amount less than one thousand.
†	Class R-5E shares were offered beginning November 20, 2015.

24	Short-Term Bond Fund of America

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.360% on the first $500 million of daily net assets and decreasing to 0.250% on such assets in excess of $4 billion. For the the six months ended February 29, 2016, the investment advisory services fee was $6,965,000, which was equivalent to an annualized rate of 0.283% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use a portion (0.15% for Class A, B, 529-A and 529-B shares and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts

Short-Term Bond Fund of America	25

billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of February 29, 2016, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.30%
Class 529-A	0.25	0.50
Classes B and 529-B	0.90	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

26	Short-Term Bond Fund of America

For the six months ended February 29, 2016, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$2,975		$1,504		$150		Not applicable
Class B	26		3		Not applicable		Not applicable
Class C	503		51		25		Not applicable
Class F-1	171		79		34		Not applicable
Class F-2	Not applicable		170		78		Not applicable
Class 529-A	214		140		73		$129
Class 529-B	5		1		—	*	—	*
Class 529-C	334		34		17		30
Class 529-E	42		5		4		8
Class 529-F-1	—		26		14		24
Class R-1	28		3		2		Not applicable
Class R-2	168		91		11		Not applicable
Class R-2E	—	*	—	*	—	*	Not applicable
Class R-3	138		47		14		Not applicable
Class R-4	30		13		6		Not applicable
Class R-5E	Not applicable		—	*	—	*	Not applicable
Class R-5	Not applicable		2		2		Not applicable
Class R-6	Not applicable		—	*	199		Not applicable
Total class-specific expenses	$4,634		$2,169		$629		$191

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $16,000 in the fund’s statement of operations reflects $19,000 in current fees (either paid in cash or deferred) and a net decrease of $3,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Short-Term Bond Fund of America	27

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended February 29, 2016

Class A	$614,068	61,646	$14,243		1,433		$(516,578)	(51,845)	$111,733	11,234
Class B	702	71	11		1		(2,995)	(302)	(2,282)	(230)
Class C	28,977	2,939	198		20		(29,959)	(3,036)	(784)	(77)
Class F-1	36,656	3,680	583		59		(27,488)	(2,757)	9,751	982
Class F-2	114,832	11,533	1,525		153		(89,721)	(9,004)	26,636	2,682
Class 529-A	45,507	4,568	1,297		130		(43,957)	(4,414)	2,847	284
Class 529-B	169	17	2		1		(587)	(60)	(416)	(42)
Class 529-C	11,185	1,137	139		14		(11,704)	(1,190)	(380)	(39)
Class 529-E	2,430	243	50		5		(2,541)	(255)	(61)	(7)
Class 529-F-1	8,399	844	280		28		(7,438)	(748)	1,241	124
Class R-1	908	92	11		1		(1,552)	(157)	(633)	(64)
Class R-2	9,616	976	91		9		(9,342)	(948)	365	37
Class R-2E	17	2	—	[2]	—	[2]	— [2]	— [2]	17	2
Class R-3	12,464	1,252	156		16		(13,649)	(1,371)	(1,029)	(103)
Class R-4	7,812	783	105		11		(6,194)	(621)	1,723	173
Class R-5E3	10	1	—		—		—	—	10	1
Class R-5	1,876	189	42		4		(1,582)	(159)	336	34
Class R-6	190,821	19,155	4,915		494		(33,384)	(3,351)	162,352	16,298
Total net increase (decrease)	$1,086,449	109,128	$23,648		2,379		$(798,671)	(80,218)	$311,426	31,289

28	Short-Term Bond Fund of America

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2015

Class A	$983,898	98,395	$22,540	2,254		$(1,043,511)	(104,347)	$(37,073)	(3,698)
Class B	1,635	164	29	3		(9,338)	(939)	(7,674)	(772)
Class C	44,392	4,480	226	23		(55,297)	(5,575)	(10,679)	(1,072)
Class F-1	63,323	6,338	787	79		(48,831)	(4,884)	15,279	1,533
Class F-2	172,860	17,294	2,251	225		(181,947)	(18,189)	(6,836)	(670)
Class 529-A	84,989	8,501	2,144	214		(90,726)	(9,078)	(3,593)	(363)
Class 529-B	586	59	5	—	[2]	(1,787)	(180)	(1,196)	(121)
Class 529-C	20,627	2,083	155	16		(23,893)	(2,415)	(3,111)	(316)
Class 529-E	6,185	619	78	8		(7,777)	(779)	(1,514)	(152)
Class 529-F-1	19,513	1,952	446	45		(14,319)	(1,433)	5,640	564
Class R-1	1,832	185	13	1		(2,060)	(207)	(215)	(21)
Class R-2	18,482	1,865	108	10		(16,698)	(1,685)	1,892	190
Class R-2E	—	—	—	—		—	—	—	—
Class R-3	20,553	2,058	244	24		(24,039)	(2,407)	(3,242)	(325)
Class R-4	12,199	1,218	168	17		(11,891)	(1,188)	476	47
Class R-5	4,799	480	74	8		(3,433)	(343)	1,440	145
Class R-6	331,050	33,097	6,156	616		(52,991)	(5,306)	284,215	28,407
Total net increase (decrease)	$1,786,923	178,788	$35,424	3,543		$(1,588,538)	(158,955)	$233,809	23,376

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class R-5E shares were offered beginning November 20, 2015.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $1,269,989,000 and $1,219,213,000, respectively, during the six months ended February 29, 2016.

Short-Term Bond Fund of America	29

Financial highlights

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
Six months ended 2/29/2016[4,5]	$9.97	$.02	$.01	$.03
Year ended 8/31/2015	10.00	.07	(.02)	.05
Year ended 8/31/2014	9.95	.05	.04	.09
Year ended 8/31/2013	10.10	.05	(.13)	(.08)
Year ended 8/31/2012	10.11	.08	.01	.09
Year ended 8/31/2011	10.15	.12	(.04)	.08
Class B:
Six months ended 2/29/2016[4,5]	9.91	(.01)	.01	—
Year ended 8/31/2015	9.97	— [8]	(.03)	(.03)
Year ended 8/31/2014	9.94	(.02)	.05	.03
Year ended 8/31/2013	10.10	(.02)	(.14)	(.16)
Year ended 8/31/2012	10.11	.01	.01	.02
Year ended 8/31/2011	10.15	.05	(.04)	.01
Class C:
Six months ended 2/29/2016[4,5]	9.88	(.02)	.01	(.01)
Year ended 8/31/2015	9.94	(.01)	(.02)	(.03)
Year ended 8/31/2014	9.93	(.03)	.04	.01
Year ended 8/31/2013	10.10	(.03)	(.14)	(.17)
Year ended 8/31/2012	10.11	(.01)	.01	—
Year ended 8/31/2011	10.15	.04	(.04)	—
Class F-1:
Six months ended 2/29/2016[4,5]	9.97	.01	.01	.02
Year ended 8/31/2015	10.00	.06	(.02)	.04
Year ended 8/31/2014	9.95	.04	.04	.08
Year ended 8/31/2013	10.10	.04	(.14)	(.10)
Year ended 8/31/2012	10.11	.07	.01	.08
Year ended 8/31/2011	10.15	.11	(.04)	.07
Class F-2:
Six months ended 2/29/2016[4,5]	9.97	.03	.01	.04
Year ended 8/31/2015	10.00	.09	(.02)	.07
Year ended 8/31/2014	9.95	.07	.04	.11
Year ended 8/31/2013	10.10	.07	(.14)	(.07)
Year ended 8/31/2012	10.11	.10	.01	.11
Year ended 8/31/2011	10.15	.14	(.04)	.10
Class 529-A:
Six months ended 2/29/2016[4,5]	9.97	.02	.01	.03
Year ended 8/31/2015	10.00	.07	(.02)	.05
Year ended 8/31/2014	9.95	.05	.04	.09
Year ended 8/31/2013	10.10	.04	(.13)	(.09)
Year ended 8/31/2012	10.11	.07	.01	.08
Year ended 8/31/2011	10.15	.12	(.04)	.08

30	Short-Term Bond Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[2]		Ratio of net income (loss) to average net assets[2]
$(.03)	$(.02)	$(.05)	$9.95	.28%[6]	$3,075	.61%[7]		.61%[7]		.29%[7]
(.07)	(.01)	(.08)	9.97	.49	2,970	.60		.60		.72
(.04)	—	(.04)	10.00	.93	3,016	.59		.59		.55
(.07)	—	(.07)	9.95	(.82)	3,124	.60		.60		.51
(.10)	—	(.10)	10.10	.87	3,080	.60		.60		.79
(.12)	—	(.12)	10.11	.79	3,251	.63		.63		1.14

— [8]	(.02)	(.02)	9.89	.01 [6]	5	1.31	[7]	1.31	[7]	(.39)[7]
(.02)	(.01)	(.03)	9.91	(.30)	7	1.28		1.28		(.02)
— [8]	—	— [8]	9.97	.31	15	1.31		1.31		(.17)
— [8]	—	— [8]	9.94	(1.55)	25	1.31		1.31		(.20)
(.03)	—	(.03)	10.10	.17	37	1.30		1.30		.10
(.05)	—	(.05)	10.11	.13	59	1.29		1.29		.50

— [8]	(.02)	(.02)	9.85	(.10)[6]	103	1.45	[7]	1.45	[7]	(.55)[7]
(.02)	(.01)	(.03)	9.88	(.36)	104	1.44		1.44		(.14)
— [8]	—	— [8]	9.94	.11	115	1.45		1.45		(.31)
— [8]	—	— [8]	9.93	(1.67)	143	1.45		1.45		(.34)
(.01)	—	(.01)	10.10	.03	168	1.45		1.45		(.05)
(.04)	—	(.04)	10.11	(.02)	228	1.44		1.44		.34

(.02)	(.02)	(.04)	9.95	.23 [6]	144	.72	[7]	.72	[7]	.18 [7]
(.06)	(.01)	(.07)	9.97	.26	135	.73		.73		.60
(.03)	—	(.03)	10.00	.88	120	.74		.74		.40
(.05)	—	(.05)	9.95	(.95)	147	.73		.73		.38
(.09)	—	(.09)	10.10	.77	146	.70		.70		.69
(.11)	—	(.11)	10.11	.73	156	.69		.69		1.09

(.04)	(.02)	(.06)	9.95	.35 [6]	330	.46	[7]	.46	[7]	.44 [7]
(.09)	(.01)	(.10)	9.97	.54	304	.45		.45		.87
(.06)	—	(.06)	10.00	1.18	311	.45		.45		.69
(.08)	—	(.08)	9.95	(.68)	272	.46		.46		.66
(.12)	—	(.12)	10.10	1.06	266	.41		.41		.98
(.14)	—	(.14)	10.11	1.02	265	.40		.40		1.36

(.03)	(.02)	(.05)	9.95	.25 [6]	293	.68	[7]	.68	[7]	.22 [7]
(.07)	(.01)	(.08)	9.97	.43	291	.66		.66		.67
(.04)	—	(.04)	10.00	.87	295	.65		.65		.49
(.06)	—	(.06)	9.95	(.89)	282	.67		.67		.44
(.09)	—	(.09)	10.10	.82	266	.65		.65		.73
(.12)	—	(.12)	10.11	.78	216	.64		.64		1.13

See page 36 for footnotes.

Short-Term Bond Fund of America	31

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-B:
Six months ended 2/29/2016[4,5]	$9.88	$(.02)	$.01	$(.01)
Year ended 8/31/2015	9.94	(.01)	(.02)	(.03)
Year ended 8/31/2014	9.93	(.03)	.04	.01
Year ended 8/31/2013	10.10	(.03)	(.14)	(.17)
Year ended 8/31/2012	10.11	(.01)	.01	—
Year ended 8/31/2011	10.15	.04	(.04)	—
Class 529-C:
Six months ended 2/29/2016[4,5]	9.86	(.03)	.01	(.02)
Year ended 8/31/2015	9.93	(.02)	(.03)	(.05)
Year ended 8/31/2014	9.92	(.04)	.05	.01
Year ended 8/31/2013	10.10	(.04)	(.14)	(.18)
Year ended 8/31/2012	10.11	(.01)	.01	—
Year ended 8/31/2011	10.15	.03	(.04)	(.01)
Class 529-E:
Six months ended 2/29/2016[4,5]	9.96	— [8]	.01	.01
Year ended 8/31/2015	10.00	.03	(.02)	.01
Year ended 8/31/2014	9.95	.01	.05	.06
Year ended 8/31/2013	10.10	.01	(.13)	(.12)
Year ended 8/31/2012	10.11	.04	.01	.05
Year ended 8/31/2011	10.15	.08	(.04)	.04
Class 529-F-1:
Six months ended 2/29/2016[4,5]	9.97	.02	.01	.03
Year ended 8/31/2015	10.00	.08	(.02)	.06
Year ended 8/31/2014	9.95	.06	.04	.10
Year ended 8/31/2013	10.10	.06	(.14)	(.08)
Year ended 8/31/2012	10.11	.09	.01	.10
Year ended 8/31/2011	10.15	.13	(.04)	.09
Class R-1:
Six months ended 2/29/2016[4,5]	9.87	(.02)	.01	(.01)
Year ended 8/31/2015	9.94	(.01)	(.03)	(.04)
Year ended 8/31/2014	9.92	(.03)	.05	.02
Year ended 8/31/2013	10.10	(.04)	(.14)	(.18)
Year ended 8/31/2012	10.11	(.01)	.01	—
Year ended 8/31/2011	10.15	.04	(.04)	—
Class R-2:
Six months ended 2/29/2016[4,5]	9.87	(.02)	.01	(.01)
Year ended 8/31/2015	9.94	(.01)	(.03)	(.04)
Year ended 8/31/2014	9.93	(.03)	.04	.01
Year ended 8/31/2013	10.10	(.03)	(.14)	(.17)
Year ended 8/31/2012	10.11	— [8]	.01	.01
Year ended 8/31/2011	10.15	.03	(.04)	(.01)

32	Short-Term Bond Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[2]		Ratio of net income (loss) to average net assets[2]
$— [8]	$(.02)	$(.02)	$9.85	(.10)%[6]		$1	1.46%[7]		1.46%[7]		(.53)%[7]
(.02)	(.01)	(.03)	9.88	(.35)		1	1.42		1.42		(.14)
— [8]	—	— [8]	9.94	.11		3	1.43		1.43		(.30)
— [8]	—	— [8]	9.93	(1.67)		4	1.44		1.44		(.33)
(.01)	—	(.01)	10.10	.04		6	1.43		1.43		(.04)
(.04)	—	(.04)	10.11	.00		8	1.42		1.42		.36

— [8]	(.02)	(.02)	9.82	(.20)[6]		67	1.53	[7]	1.53	[7]	(.63)[7]
(.01)	(.01)	(.02)	9.86	(.49)		68	1.52		1.52		(.19)
— [8]	—	— [8]	9.93	.10		71	1.52		1.52		(.38)
— [8]	—	— [8]	9.92	(1.77)		71	1.52		1.52		(.41)
(.01)	—	(.01)	10.10	(.04)		72	1.52		1.52		(.13)
(.03)	—	(.03)	10.11	(.09)		60	1.51		1.51		.26

(.01)	(.02)	(.03)	9.94	.10	[6]	17	.99	[7]	.99	[7]	(.09)[7]
(.04)	(.01)	(.05)	9.96	.03		17	1.00		1.00		.32
(.01)	—	(.01)	10.00	.57		19	1.00		1.00		.14
(.03)	—	(.03)	9.95	(1.23)		18	1.01		1.01		.10
(.06)	—	(.06)	10.10	.46		17	1.01		1.01		.38
(.08)	—	(.08)	10.11	.41		14	1.01		1.01		.76

(.03)	(.02)	(.05)	9.95	.32	[6]	55	.54	[7]	.54	[7]	.36 [7]
(.08)	(.01)	(.09)	9.97	.56		54	.53		.53		.81
(.05)	—	(.05)	10.00	1.00		48	.53		.53		.62
(.07)	—	(.07)	9.95	(.75)		41	.53		.53		.59
(.11)	—	(.11)	10.10	.95		36	.52		.52		.87
(.13)	—	(.13)	10.11	.91		27	.51		.51		1.25

— [8]	(.02)	(.02)	9.84	(.10	)6	5	1.47	[7]	1.47	[7]	(.56)[7]
(.02)	(.01)	(.03)	9.87	(.48)		6	1.47		1.47		(.15)
— [8]	—	— [8]	9.94	.21		6	1.47		1.47		(.33)
— [8]	—	— [8]	9.92	(1.77)		5	1.47		1.47		(.36)
(.01)	—	(.01)	10.10	.02		5	1.46		1.46		(.06)
(.04)	—	(.04)	10.11	(.02)		6	1.44		1.44		.33

— [8]	(.02)	(.02)	9.84	(.10)[6]		46	1.50	[7]	1.50	[7]	(.60)[7]
(.02)	(.01)	(.03)	9.87	(.47)		46	1.46		1.46		(.13)
— [8]	—	— [8]	9.94	.11		44	1.49		1.49		(.35)
— [8]	—	— [8]	9.93	(1.67)		41	1.46		1.46		(.35)
(.02)	—	(.02)	10.10	.07		38	1.41		1.41		(.02)
(.03)	—	(.03)	10.11	(.06)		36	1.47		1.47		.30

See page 36 for footnotes.

Short-Term Bond Fund of America	33

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2E:
Six months ended 2/29/2016[4,5]	$9.97	$.01		$.01	$.02
Year ended 8/31/2015	10.00	.07		(.02)	.05
Period from to 8/31/2014[5,11]	10.00	—		—	—
Class R-3:
Six months ended 2/29/2016[4,5]	9.96	—	[8]	.01	.01
Year ended 8/31/2015	10.00	.03		(.02)	.01
Year ended 8/31/2014	9.95	.01		.05	.06
Year ended 8/31/2013	10.10	.01		(.14)	(.13)
Year ended 8/31/2012	10.11	.03		.01	.04
Year ended 8/31/2011	10.15	.08		(.04)	.04
Class R-4:
Six months ended 2/29/2016[4,5]	9.97	.01		.01	.02
Year ended 8/31/2015	10.00	.06		(.02)	.04
Year ended 8/31/2014	9.95	.04		.04	.08
Year ended 8/31/2013	10.10	.04		(.13)	(.09)
Year ended 8/31/2012	10.11	.07		.01	.08
Year ended 8/31/2011	10.15	.11		(.04)	.07
Class R-5E:
Period from 11/20/2015 to 2/29/2016[4,5,12]	9.97	.01		.02	.03
Class R-5:
Six months ended 2/29/2016[4,5]	9.97	.03		.01	.04
Year ended 8/31/2015	10.01	.09		(.03)	.06
Year ended 8/31/2014	9.95	.07		.05	.12
Year ended 8/31/2013	10.10	.07		(.13)	(.06)
Year ended 8/31/2012	10.11	.10		.01	.11
Year ended 8/31/2011	10.15	.14		(.04)	.10
Class R-6:
Six months ended 2/29/2016[4,5]	9.97	.03		.01	.04
Year ended 8/31/2015	10.00	.10		(.02)	.08
Year ended 8/31/2014	9.95	.08		.04	.12
Year ended 8/31/2013	10.10	.08		(.14)	(.06)
Year ended 8/31/2012	10.11	.10		.01	.11
Year ended 8/31/2011	10.15	.15		(.04)	.11

	Six months
	ended
	February 29,	Year ended August 31
Portfolio turnover rate for all share classes[13]	2016[4,5,6]	2015	2014	2013	2012	2011
Including mortgage dollar roll transactions	196%	452%	257%	153%	57%	44%
Excluding mortgage dollar roll transactions	191%	418%	Not available

See Notes to Financial Statements

34	Short-Term Bond Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[2]		Ratio of net income (loss) to average net assets[2]
$(.02)	$(.02)	$(.04)	$9.95	.20%[6,9]		$—	[10]	.95%[7,9]		.85%[7,9]		(.03)%[7,9]
(.07)	(.01)	(.08)	9.97	.45	[9]	—	[10]	.59	[9]	.59	[9]	.74	[9]
—	—	—	10.00	—		—	[10]	—		—		—

(.01)	(.02)	(.03)	9.94	.09	[6]	55		1.02	[7]	1.02	[7]	(.12)[7]
(.04)	(.01)	(.05)	9.96	.03		56		1.00		1.00		.32
(.01)	—	(.01)	10.00	.56		60		1.02		1.02		.12
(.02)	—	(.02)	9.95	(1.25)		55		1.03		1.03		.08
(.05)	—	(.05)	10.10	.44		46		1.03		1.03		.36
(.08)	—	(.08)	10.11	.39		40		1.02		1.02		.74

(.02)	(.02)	(.04)	9.95	.23	[6]	26		.71	[7]	.71	[7]	.19	[7]
(.06)	(.01)	(.07)	9.97	.28		24		.70		.70		.63
(.03)	—	(.03)	10.00	.91		24		.71		.71		.44
(.06)	—	(.06)	9.95	(.93)		25		.71		.71		.40
(.09)	—	(.09)	10.10	.78		21		.69		.69		.70
(.11)	—	(.11)	10.11	.71		16		.71		.71		1.06

(.02)	(.02)	(.04)	9.96	.29	[6]	—	[10]	.15	[6]	.15	[6]	.08	[6]

(.04)	(.02)	(.06)	9.95	.38	[6]	8		.41	[7]	.41	[7]	.49	[7]
(.09)	(.01)	(.10)	9.97	.58		7		.40		.40		.91
(.06)	—	(.06)	10.01	1.21		6		.41		.41		.73
(.09)	—	(.09)	9.95	(.63)		13		.41		.41		.70
(.12)	—	(.12)	10.10	1.06		14		.41		.41		.99
(.14)	—	(.14)	10.11	1.01		15		.41		.41		1.35

(.04)	(.02)	(.06)	9.95	.41	[6]	890		.35	[7]	.35	[7]	.54	[7]
(.10)	(.01)	(.11)	9.97	.73		729		.35		.35		1.01
(.07)	—	(.07)	10.00	1.17		447		.35		.35		.79
(.09)	—	(.09)	9.95	(.58)		256		.35		.35		.76
(.12)	—	(.12)	10.10	1.11		67		.35		.35		.97
(.15)	—	(.15)	10.11	1.06		9		.36		.36		1.42

See page 36 for footnotes.

Short-Term Bond Fund of America	35

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Unaudited.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Not annualized.
[7]	Annualized.
[8]	Amount less than $.01.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class R-2E shares were offered beginning August 29, 2014.
[12]	Class R-5E shares were offered beginning November 20, 2015.
[13]	Refer to Note 5 for more information on mortgage dollar rolls.

36	Short-Term Bond Fund of America

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2015, through February 29, 2016).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Short-Term Bond Fund of America	37

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	9/1/2015	2/29/2016	during period*	expense ratio
Class A - actual return	$1,000.00	$1,002.81	$3.04	.61%
Class A - assumed 5% return	1,000.00	1,021.83	3.07	.61
Class B - actual return	1,000.00	1,000.06	6.51	1.31
Class B - assumed 5% return	1,000.00	1,018.35	6.57	1.31
Class C - actual return	1,000.00	999.00	7.21	1.45
Class C - assumed 5% return	1,000.00	1,017.65	7.27	1.45
Class F-1 - actual return	1,000.00	1,002.29	3.58	.72
Class F-1 - assumed 5% return	1,000.00	1,021.28	3.62	.72
Class F-2 - actual return	1,000.00	1,003.55	2.29	.46
Class F-2 - assumed 5% return	1,000.00	1,022.58	2.31	.46
Class 529-A - actual return	1,000.00	1,002.46	3.39	.68
Class 529-A - assumed 5% return	1,000.00	1,021.48	3.42	.68
Class 529-B - actual return	1,000.00	999.03	7.26	1.46
Class 529-B - assumed 5% return	1,000.00	1,017.60	7.32	1.46
Class 529-C - actual return	1,000.00	998.01	7.60	1.53
Class 529-C - assumed 5% return	1,000.00	1,017.26	7.67	1.53
Class 529-E - actual return	1,000.00	1,000.98	4.93	.99
Class 529-E - assumed 5% return	1,000.00	1,019.94	4.97	.99
Class 529-F-1 - actual return	1,000.00	1,003.18	2.69	.54
Class 529-F-1 - assumed 5% return	1,000.00	1,022.18	2.72	.54
Class R-1 - actual return	1,000.00	998.99	7.31	1.47
Class R-1 - assumed 5% return	1,000.00	1,017.55	7.37	1.47
Class R-2 - actual return	1,000.00	998.99	7.46	1.50
Class R-2 - assumed 5% return	1,000.00	1,017.40	7.52	1.50
Class R-2E - actual return	1,000.00	1,002.01	4.23	.85
Class R-2E - assumed 5% return	1,000.00	1,020.64	4.27	.85
Class R-3 - actual return	1,000.00	1,000.88	5.07	1.02
Class R-3 - assumed 5% return	1,000.00	1,019.79	5.12	1.02
Class R-4 - actual return	1,000.00	1,002.34	3.53	.71
Class R-4 - assumed 5% return	1,000.00	1,021.33	3.57	.71
Class R-5E - actual return†	1,000.00	1,002.93	1.49	.54
Class R-5E - assumed 5% return†	1,000.00	1,022.18	2.72	.54
Class R-5 - actual return	1,000.00	1,003.80	2.04	.41
Class R-5 - assumed 5% return	1,000.00	1,022.82	2.06	.41
Class R-6 - actual return	1,000.00	1,004.10	1.74	.35
Class R-6 - assumed 5% return	1,000.00	1,023.12	1.76	.35

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).
†	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the initial sale of the share class on November 20, 2015. The “assumed 5% return” line is based on 182 days.

38	Short-Term Bond Fund of America

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Short-Term Bond Fund of America	39

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40	Short-Term Bond Fund of America

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Short-Term Bond Fund of America	41

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42	Short-Term Bond Fund of America

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Short-Term Bond Fund of America	43

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3132

Independent registered public accounting firm
PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	Short-Term Bond Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete February 29, 2016, portfolio of Short-Term Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Short-Term Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Short-Term Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2016, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 95% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 58% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2015.
[2]	Based on Class A share results for rolling periods through December 31, 2015. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 68% of the time, based on the 20-year period ended December 31, 2015, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Short-Term Bond Fund of America®
Investment portfolio
February 29, 2016
unaudited
Bonds, notes & other debt instruments 93.38% U.S. Treasury bonds & notes 37.91% U.S. Treasury inflation-protected securities 24.56%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 2016[1]	$326,865	$327,030
U.S. Treasury Inflation-Protected Security 2.50% 2016[1]	146,416	148,854
U.S. Treasury Inflation-Protected Security 0.125% 2017[1,2]	20,830	20,963
U.S. Treasury Inflation-Protected Security 0.125% 2020[1]	479,812	484,196
U.S. Treasury Inflation-Protected Security 0.125% 2024[1]	24,906	24,625
U.S. Treasury Inflation-Protected Security 0.625% 2024[1]	136,864	140,537
U.S. Treasury Inflation-Protected Security 0.375% 2025[1]	63,272	63,667
U.S. Treasury Inflation-Protected Security 0.625% 2026[1]	46,014	47,416
		1,257,288
U.S. Treasury 13.35%
U.S. Treasury 1.50% 2016[2]	32,560	32,678
U.S. Treasury 1.75% 2016	7,000	7,024
U.S. Treasury 1.00% 2017	14,000	14,044
U.S. Treasury 1.125% 2018[2]	150,000	151,049
U.S. Treasury 1.25% 2018	150,000	151,506
U.S. Treasury 1.25% 2018	100,000	101,008
U.S. Treasury 0.75% 2019	151,640	150,947
U.S. Treasury 1.125% 2021	15,000	14,932
U.S. Treasury 1.375% 2021	25,780	25,949
U.S. Treasury 1.50% 2023	20,000	19,969
U.S. Treasury 2.50% 2046	15,000	14,629
		683,735
Total U.S. Treasury bonds & notes		1,941,023
Corporate bonds & notes 17.63% Financials 5.94%
ACE INA Holdings Inc. 2.30% 2020	7,405	7,454
ACE INA Holdings Inc. 2.875% 2022	1,275	1,299
ACE INA Holdings Inc. 3.35% 2026	1,275	1,307
AIG Global Funding 1.65% 2017[3]	10,000	9,978
Bank of America Corp. 2.625% 2020	10,000	9,925
Bank of New York Mellon Corp. 1.176% 2018[4]	20,000	19,961
Bank of Nova Scotia 1.95% 2019	12,000	12,076
Berkshire Hathaway Inc. 0.95% 2016	14,240	14,246
BNP Paribas 1.006% 2017[4]	10,150	10,140
Citigroup Inc. 1.579% 2016[4]	8,510	8,522
Citigroup Inc. 1.70% 2018	7,000	6,929
Credit Suisse Group AG 1.375% 2017	10,000	9,933
Goldman Sachs Group, Inc. 2.60% 2020	3,320	3,308
Goldman Sachs Group, Inc. 2.875% 2021	13,990	14,030
Intercontinentalexchange, Inc. 2.75% 2020	3,705	3,782
MetLife Global Funding I 1.30% 2017[3]	10,000	10,003
MetLife Global Funding I 2.30% 2019[3]	6,745	6,778
Morgan Stanley 2.45% 2019	9,250	9,294
Short-Term Bond Fund of America — Page 1 of 11

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
New York Life Global Funding 1.95% 2020[3]	$3,645	$3,632
Nordea Bank AB 1.875% 2018[3]	11,425	11,421
PNC Bank 1.50% 2017	2,000	1,999
PRICOA Global Funding I 1.35% 2017[3]	2,000	1,990
Rabobank Nederland 2.50% 2021	6,535	6,549
Royal Bank of Canada 1.25% 2017	21,260	21,255
Scentre Group 2.375% 2019[3]	1,380	1,375
Scentre Group 2.375% 2021[3]	2,970	2,893
Toronto-Dominion Bank 1.625% 2018	23,300	23,308
Toronto-Dominion Bank 1.75% 2018	7,000	7,009
US Bancorp. 1.019% 2019[4]	20,000	19,862
US Bank NA 1.375% 2017	15,000	15,015
WEA Finance LLC 1.75% 2017[3]	14,420	14,320
WEA Finance LLC 3.25% 2020[3]	5,185	5,280
Wells Fargo & Co. 1.65% 2018	9,250	9,289
		304,162
Health care 3.54%
AbbVie Inc. 1.80% 2018	17,500	17,460
AstraZeneca PLC 1.75% 2018	10,000	10,054
Catholic Health Initiatives, Series 2012, 1.60% 2017	3,380	3,379
Eli Lilly and Co. 1.25% 2018	7,400	7,419
EMD Finance LLC 1.70% 2018[3]	7,000	6,960
EMD Finance LLC 2.40% 2020[3]	15,775	15,593
Gilead Sciences, Inc. 1.85% 2018	13,830	13,981
Johnson & Johnson 0.70% 2016	2,000	2,000
Johnson & Johnson 1.125% 2019	20,745	20,745
Johnson & Johnson 1.65% 2021	7,005	7,021
Johnson & Johnson 2.45% 2026	5,375	5,389
Medtronic, Inc. 1.50% 2018	5,265	5,279
Merck & Co., Inc. 0.978% 2018[4]	26,200	26,240
Pfizer Inc. 0.812% 2018[4]	10,000	9,983
Roche Holdings, Inc. 1.35% 2017[3]	2,000	2,009
Sutter Health 1.09% 2053	7,475	7,416
UnitedHealth Group Inc. 1.90% 2018	10,000	10,097
UnitedHealth Group Inc. 1.70% 2019	10,000	10,012
		181,037
Energy 2.23%
Chevron Corp. 1.365% 2018	9,040	8,986
Exxon Mobil Corp. 0.662% 2019[4]	31,820	31,412
Exxon Mobil Corp. 1.708% 2019	10,000	10,000
Halliburton Co. 2.70% 2020	4,755	4,690
Schlumberger BV 1.90% 2017[3]	15,000	14,941
Schlumberger BV 3.00% 2020[3]	3,645	3,584
Shell International Finance BV 2.125% 2020	5,000	4,872
Statoil ASA 2.25% 2019	18,660	18,534
Total Capital International 1.50% 2017	5,000	5,006
TransCanada PipeLines Ltd. 1.875% 2018	12,500	12,265
		114,290
Short-Term Bond Fund of America — Page 2 of 11

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary 1.82%	Principal amount (000)	Value (000)
Amazon.com, Inc. 2.60% 2019	$5,000	$5,133
DaimlerChrysler North America Holding Corp. 1.45% 2016[3]	1,000	1,000
Starbucks Corp. 2.10% 2021	7,640	7,723
Starbucks Corp. 2.70% 2022	2,140	2,207
Toyota Motor Credit Corp. 1.45% 2018	20,000	20,047
Toyota Motor Credit Corp. 1.70% 2019	27,000	27,073
Toyota Motor Credit Corp. 2.15% 2020	23,000	23,311
Walt Disney Co. 1.65% 2019	6,355	6,446
		92,940
Information technology 1.25%
Apple Inc. 0.90% 2017	25,825	25,851
International Business Machines Corp. 0.45% 2016	8,305	8,305
International Business Machines Corp. 1.125% 2018	10,000	9,983
Microsoft Corp. 1.30% 2018	15,000	15,070
Oracle Corp. 2.50% 2022	5,000	5,032
		64,241
Consumer staples 0.88%
Anheuser-Busch InBev NV 2.65% 2021	17,355	17,676
Coca-Cola Co. 0.75% 2016	2,000	1,997
Philip Morris International Inc. 1.25% 2017	7,500	7,519
Philip Morris International Inc. 1.375% 2019	16,000	15,954
Wal-Mart Stores, Inc. 1.00% 2017	1,800	1,804
		44,950
Industrials 0.84%
Boeing Company 1.65% 2020	5,635	5,571
General Electric Capital Corp. 0.964% 2016[3]	30,632	30,638
Siemens AG 1.45% 2018[3]	7,000	6,996
		43,205
Utilities 0.61%
Duke Energy Progress Inc. 0.818% 2017[4]	8,540	8,431
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	4,470	4,513
Public Service Electric and Gas Co., 1.90% 2021	4,735	4,727
Southern California Edison, First and Refunding Mortgage Bonds 1.125% 2017	13,795	13,795
		31,466
Materials 0.30%
Chevron Phillips Chemical Company LLC 1.70% 2018[3]	8,000	7,864
Rio Tinto Finance (USA) Ltd. 1.375% 2016	7,460	7,445
		15,309
Telecommunication services 0.22%
Verizon Communications Inc. 2.625% 2020	10,953	11,115
Total corporate bonds & notes		902,715
Asset-backed obligations 17.29%
Aesop Funding II LLC, Series 2013-1A, Class A, 1.92% 2019[3,5]	5,415	5,415
Aesop Funding LLC, Series 2011-5A, Class A, 3.27% 2018[3,5]	6,000	6,080
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[3,5]	10,480	10,411
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-2-A, 0.72% 2018[5]	4,185	4,179
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class A-3, 1.15% 2019[5]	12,945	12,922
Short-Term Bond Fund of America — Page 3 of 11

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A-3, 1.26% 2019[5]	$6,000	$5,985
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-3, 1.27% 2019[5]	1,375	1,372
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[5]	7,020	7,095
ARI Fleet Lease Trust, Series 2014-A, Class A-2, 0.81% 2022[3,5]	2,371	2,368
Avant Loans Funding Trust, Series 2016-A, Class A, 4.11% 2019[3,5]	27,100	27,106
Babson CLO Ltd., Series 2012-2-A, Class A-1-R, CLO, 1.858% 2023[3,4,5]	17,020	16,985
Cabela’s Master Credit Card Trust, Series 2015-2, Class A-1, 2.25% 2023[5]	3,540	3,586
California Republic Auto Receivables Trust, Series 2015-1, Class A-3, 1.33% 2019[5]	12,545	12,543
California Republic Auto Receivables Trust, Series 2015-1, Class A-4, 1.82% 2020[5]	14,315	14,318
Capital One Multi-asset Execution Trust, Series 2014-A5, Class A, 1.48% 2020[5]	4,000	4,018
Capital One Multi-asset Execution Trust, Series 2015-A5, Class A-5, 1.60% 2021[5]	8,000	8,057
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, 2.012% 2020[3,4,5,6]	10,000	9,996
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, 2.522% 2021[3,4,5,6]	2,000	1,999
CarMaxAuto Owner Trust, Series 2014-3, Class A-3, 1.16% 2019[5]	2,000	1,999
CarMaxAuto Owner Trust, Series 2014-4, Class A-3, 1.25% 2019[5]	2,900	2,901
CarMaxAuto Owner Trust, Series 2015-1, Class A-3, 1.38% 2019[5]	2,000	2,004
CarMaxAuto Owner Trust, Series 2015-2, Class A-3, 1.37% 2020[5]	14,275	14,285
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020[5]	80	81
Chase Issuance Trust, Series 2015-A-1, Class A, 0.751% 2020[4,5]	10,000	9,998
Chase Issuance Trust, Series 2015-A-2, Class A, 1.59% 2020[5]	8,000	8,059
Chesapeake Funding LLC, Series 2014-1-A, Class A, 0.848% 2026[3,4,5]	7,468	7,465
Chesapeake Funding LLC, Series 2015-1-A, Class A, 0.928% 2027[3,4,5]	8,000	8,001
Chrysler Capital Auto Receivables Trust, Series 2015-A, Class A-3, 1.22% 2019[3,5]	34,510	34,533
Citi Held For Issuance, Series 2015-PM-2, Class A, 2.35% 2022[3,5]	13,198	13,175
Citi Held For Issuance, Series 2015-PM-3, Class A, 2.56% 2022[3,5]	14,140	14,139
CPS Auto Receivables Trust, Series 2015-C, Class A, 1.77% 2019[3,5]	2,060	2,057
CPS Auto Receivables Trust, Series 2016-A, Class A, 2.25% 2019[3,5]	14,503	14,499
CPS Auto Receivables Trust, Series 2016-A, Class B, 3.34% 2020[3,5]	1,000	1,003
CPS Auto Receivables Trust, Series 2015-A, Class B, 2.79% 2021[3,5]	2,500	2,518
Discover Card Execution Note Trust, Series 2015-A-1, Class A-1, 0.881% 2020[4,5]	18,420	18,429
DRB Prime Student Loan Trust, Series 2015-D, Class A-3, 2.50% 2036[3,5]	1,475	1,478
Drive Auto Receivables Trust, Series 2015-DA, Class A-2-A, 1.23% 2018[3,5]	7,514	7,511
Drive Auto Receivables Trust, Series 2015-B-A, Class A-3, 1.30% 2018[3,5]	6,000	5,998
Drive Auto Receivables Trust, Series 2015-DA, Class A-3, 1.59% 2018[3,5]	6,000	6,007
Drive Auto Receivables Trust, Series 2015-AA, Class B, 2.28% 2019[3,5]	1,000	1,001
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[3,5]	9,500	9,475
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 2021[3,5]	5,000	4,990
Drivetime Auto Owner Trust, Series 2015-1-A, Class A, 1.06% 2018[3,5]	3,832	3,829
Drivetime Auto Owner Trust, Series 2016-1-A, Class A, 2.00% 2019[3,5]	2,578	2,586
Drivetime Auto Owner Trust, Series 2016-1-A, Class C, 3.54% 2021[3,5]	6,835	6,903
Earnest Student Loan Program LLC, Series 2016-A, Class A-2, 2.50% 2033[3,5]	1,500	1,472
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[3,5]	3,910	3,895
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.30% 2020[3,5]	10,152	10,087
Exeter Automobile Receivables Trust, Series 2016-1-A, Class A, 2.35% 2020[3,5]	11,920	11,910
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[5]	5,000	4,991
Ford Credit Auto Lease Trust, Series 2014-B, Class A4, 1.10% 2017[5]	5,520	5,519
Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 2025[3,5]	12,010	12,172
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12% 2026[3,5]	12,600	12,652
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 2.31% 2027[3,5]	22,000	22,010
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 2027[3,5]	17,160	17,391
Ford Credit Floorplan Master Owner Trust, Series 2015-1, Class A-1, 1.42% 2020[5]	8,200	8,209
Hertz Fleet Lease Funding LP, Series 2013-3-A, 0.979% 2027[3,4,5]	8,375	8,382
Hertz Fleet Lease Funding LP, Series 2014-1-A, 0.829% 2028[3,4,5]	8,652	8,657
Short-Term Bond Fund of America — Page 4 of 11

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Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Hertz Fleet Lease Funding LP, Series 2014-1-B, 1.179% 2028[3,4,5]	$2,700	$2,703
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[3,5]	25,000	24,984
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2011-1A, Class A-2, 3.29% 2017[3,5]	20,340	20,609
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[3,5]	61,725	60,584
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[3,5]	32,646	33,173
Navient Student Loan Trust, Series 2015-2, Class A-1, 0.716% 2024[4,5]	3,523	3,503
Navient Student Loan Trust, Series 2015-2, Class A-2, 0.856% 2029[4,5]	3,250	3,187
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A, CLO, 1.910% 2025[3,4,5]	18,500	18,185
Prestige Auto Receivables Trust, Series 2015-1, Class A-3, 1.53% 2021[3,5]	9,000	8,977
Prestige Auto Receivables Trust, Series 2015-1, Class B, 2.04% 2021[3,5]	3,750	3,742
Prestige Auto Receivables Trust, Series 2015-1, Class C, 2.40% 2021[3,5]	6,120	5,999
Santander Drive Auto Receivables Trust, Series 2015-1, Class A-2-A, 0.91% 2018[5]	9,806	9,804
Santander Drive Auto Receivables Trust, Series 2015-5, Class A-2-A, 1.12% 2018[5]	10,880	10,861
Santander Drive Auto Receivables Trust, Series 2013-3, Class B, 1.19% 2018[5]	2,727	2,727
Santander Drive Auto Receivables Trust, Series 2013-2, Class B, 1.33% 2018[5]	2,021	2,021
Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.94% 2018[5]	1,640	1,643
Santander Drive Auto Receivables Trust, Series 2012-5, Class C, 2.70% 2018[5]	1,635	1,642
Santander Drive Auto Receivables Trust, Series 2012-3, Class C, 3.01% 2018[5]	193	193
Santander Drive Auto Receivables Trust, Series 2012-2, Class C, 3.20% 2018[5]	82	82
Santander Drive Auto Receivables Trust, Series 2014-5, Class A-3, 1.15% 2019[5]	2,000	1,998
Santander Drive Auto Receivables Trust, Series 2015-5, Class A-3, 1.58% 2019[5]	11,000	10,998
Santander Drive Auto Receivables Trust, Series 2013-1, Class C, 1.76% 2019[5]	3,092	3,098
Santander Drive Auto Receivables Trust, Series 2014-5, Class B, 1.76% 2019[5]	2,200	2,204
Santander Drive Auto Receivables Trust, Series 2013-2, Class C, 1.95% 2019[5]	28,906	28,966
Santander Drive Auto Receivables Trust, Series 2013-4, Class B, 2.16% 2020[5]	5,540	5,549
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[5]	1,940	1,947
Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57% 2021[5]	22,260	22,247
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[5]	3,000	2,977
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 2021[5]	2,000	2,006
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[5]	500	499
SLM Private Credit Student Loan Trust, Series 2014-A, Class A-1, 1.031% 2022[3,4,5]	293	293
Social Professional Loan Program LLC, Series 2015-A, Class A-1, 1.636% 2033[3,4,5]	552	540
Social Professional Loan Program LLC, Series 2015-C, Class A-1, 1.486% 2035[3,4,5]	14,304	13,894
Social Professional Loan Program LLC, Series 2015-D, Class A-2, 2.72% 2036[3,5]	12,594	12,672
Trade Maps Ltd., 2013-1-A-A, 1.129% 2018[3,4,5]	14,170	14,088
Trade Maps Ltd., 2013-1-A-B, 1.679% 2018[3,4,5]	5,040	4,982
Westlake Automobile Receivables Trust, Series 2015-1-A, Class A-2, 1.17% 2018[3,5]	5,390	5,381
Westlake Automobile Receivables Trust, Series 2016-1-A, Class C, 3.29% 2021[3,5]	11,250	11,248
World Financial Network Credit Card Master Note Trust, Series 2015-A, Class C, 1.26% 2021[5]	31,775	31,718
World Financial Network Credit Card Master Note Trust, Series 2015-A, Class A, 0.911% 2022[4,5]	4,000	3,988
World Omni Auto Receivables Trust, Series 2014-B, Class A-3, 1.14% 2020[5]	2,500	2,499
		885,117
Mortgage-backed obligations 12.29% Federal agency mortgage-backed obligations 6.27%
Fannie Mae 4.00% 2019[5]	2,991	3,119
Fannie Mae 4.00% 2019[5]	1,345	1,402
Fannie Mae 4.00% 2019[5]	1,271	1,325
Fannie Mae 5.00% 2023[5]	612	678
Short-Term Bond Fund of America — Page 5 of 11

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 5.00% 2023[5]	$432	$479
Fannie Mae 3.50% 2025[5]	1,545	1,637
Fannie Mae 4.50% 2025[5]	3,572	3,814
Fannie Mae 3.50% 2026[5]	3,215	3,405
Fannie Mae 3.50% 2035[5]	16,703	17,618
Fannie Mae 3.50% 2035[5]	2,352	2,481
Fannie Mae 3.50% 2036[5]	45,895	48,391
Fannie Mae 6.00% 2038[5]	5,399	6,162
Fannie Mae 6.00% 2038[5]	2,277	2,601
Fannie Mae 6.00% 2038[5]	170	194
Fannie Mae 2.585% 2039[4,5]	776	822
Fannie Mae 2.759% 2039[4,5]	822	871
Fannie Mae 3.58% 2039[4,5]	666	702
Fannie Mae 5.00% 2041[5]	5,190	5,789
Fannie Mae, Series 2007-114, Class A7, 0.636% 2037[4,5]	7,500	7,425
Freddie Mac 5.50% 2024[5]	7,900	8,368
Freddie Mac 5.50% 2034[5]	781	888
Freddie Mac 3.50% 2035[5]	1,461	1,542
Freddie Mac 5.50% 2036[5]	510	573
Freddie Mac 2.599% 2039[4,5]	378	401
Freddie Mac 3.157% 2041[4,5]	5,054	5,339
Government National Mortgage Assn. 4.50% 2043[5]	1,640	1,766
Government National Mortgage Assn. 4.50% 2043[5]	61	66
Government National Mortgage Assn. 4.50% 2044[5]	1,257	1,354
Government National Mortgage Assn. 4.50% 2044[5]	14	15
Government National Mortgage Assn. 4.50% 2045[5]	31,274	33,678
Government National Mortgage Assn. 4.50% 2045[5]	19,389	20,867
Government National Mortgage Assn. 4.50% 2045[5]	5,272	5,677
Government National Mortgage Assn. 4.50% 2045[5]	4,820	5,196
Government National Mortgage Assn. 4.50% 2045[5]	1,620	1,745
Government National Mortgage Assn. 4.50% 2045[5]	880	948
Government National Mortgage Assn. 5.00% 2045[5]	6,968	7,732
Government National Mortgage Assn. 5.00% 2045[5]	1,486	1,647
Government National Mortgage Assn. 5.00% 2045[5]	1,211	1,341
Government National Mortgage Assn. 5.00% 2045[5]	396	441
Government National Mortgage Assn. 5.46% 2059[5]	8,430	8,657
Government National Mortgage Assn. 4.692% 2061[5]	953	1,003
Government National Mortgage Assn. 4.70% 2061[5]	5,409	5,690
Government National Mortgage Assn. 4.70% 2061[5]	849	890
Government National Mortgage Assn. 4.72% 2061[5]	398	417
Government National Mortgage Assn. 4.771% 2061[5]	438	459
Government National Mortgage Assn. 4.774% 2061[5]	444	466
Government National Mortgage Assn. 4.804% 2061[5]	824	860
Government National Mortgage Assn. 4.822% 2061[5]	2,254	2,359
Government National Mortgage Assn. 5.104% 2061[5]	1,375	1,452
Government National Mortgage Assn. 5.110% 2061[5]	1,930	2,062
Government National Mortgage Assn. 4.669% 2063[5]	887	932
Government National Mortgage Assn. 4.676% 2063[5]	1,798	1,892
Government National Mortgage Assn. 4.691% 2063[5]	1,927	2,032
Government National Mortgage Assn. 4.715% 2063[5]	2,020	2,127
Government National Mortgage Assn. 5.097% 2063[5]	822	868
Government National Mortgage Assn. 1.198% 2064[4,5]	519	519
Government National Mortgage Assn. 4.675% 2064[5]	1,918	2,018
Government National Mortgage Assn. 4.694% 2064[5]	1,882	1,985
Short-Term Bond Fund of America — Page 6 of 11

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.701% 2064[5]	$1,972	$2,079
Government National Mortgage Assn. 4.762% 2064[5]	3,888	4,118
Government National Mortgage Assn. 4.777% 2064[5]	1,839	1,939
Government National Mortgage Assn. 4.799% 2064[5]	1,905	2,009
Government National Mortgage Assn. 5.053% 2064[5]	1,065	1,108
Government National Mortgage Assn. 6.549% 2064[5]	624	668
Government National Mortgage Assn. 6.64% 2064[5]	2,661	2,835
Government National Mortgage Assn., Series 2012-H12, Class FT, 1.36% 2062[4,5]	3,529	3,536
Government National Mortgage Assn., Series 2012, Class H-20, 1.383% 2062[4,5]	39,717	40,027
Government National Mortgage Assn., Series 2014, Class H-08, 1.26% 2064[4,5]	17,345	17,363
		320,869
Commercial mortgage-backed securities 4.66%
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A1A, 5.721% 2040[4,5]	9,255	9,637
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-1-A, 5.65% 2050[4,5]	3,234	3,383
Citigroup Commercial Mortgage Trust, Series 2015-GC-29, Class AAB, 2.984% 2048[5]	2,185	2,220
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A1A, 5.46% 2039[5]	923	933
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A-3, 5.467% 2039[5]	9,452	9,496
DBUBS Mortgage Trust, Series 2011-LC2A, Class A-2, 3.386% 2044[3,5]	12,595	12,614
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[3,5]	414	415
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-1-A, 5.877% 2038[4,5]	273	273
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-1-A, 5.426% 2039[5]	6,761	6,918
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[5]	18,392	19,233
GS Mortgage Securities Corp. II, Series 2015-GC-34, Class AAB, 3.278% 2048[5]	3,000	3,101
Hilton USA Trust, Series 2013-HLF, AFX, 2.662% 2030[3,5]	26,105	26,086
Hilton USA Trust, Series 2013-HLF, BFX, 3.367% 2030[3,5]	35,300	35,223
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A-M, 5.525% 2043[4,5]	2,725	2,722
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[4,5]	1,429	1,430
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A-1-A, 5.546% 2045[5]	12,247	12,332
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A-1-A, 5.431% 2047[4,5]	956	975
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.702% 2049[4,5]	7,427	7,658
JPMBB Commercial Mortgage Securities Trust, Series 2015-C-32, Class ASB, 3.358% 2048[5]	2,655	2,757
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 5.855% 2044[4,5]	7,698	7,996
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A-M, 5.413% 2039[5]	305	309
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[4,5]	10,000	10,176
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A-1-A, 5.891% 2046[4,5]	6,734	6,732
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A, 5.166% 2049[5]	5,598	5,669
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 5.887% 2049[4,5]	6,789	7,048
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-22, Class ASB, 3.04% 2048[5]	2,190	2,235
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[5]	14,653	14,883
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[5]	9,000	9,180
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.753% 2043[4,5]	4,886	4,878
Wachovia Bank Commercial Mortgage Trust, Series 2006-C-23, Class A-M, 5.758% 2043[4,5]	6,048	6,048
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 2045[4,5]	4,228	4,249
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-1, Class ASB, 2.934% 2048[5]	1,970	2,000
		238,809
Short-Term Bond Fund of America — Page 7 of 11

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Collateralized mortgage-backed (privately originated) 0.88%	Principal amount (000)	Value (000)
Freddie Mac, Series 2014-DN1, Class M-1, 1.427% 2024[4,5]	$2,805	$2,806
Freddie Mac, Series 2015-HQ2, Class M-1, 1.527% 2025[4,5]	3,822	3,817
Freddie Mac, Series 2015-DN1, Class M-1, 1.677% 2025[4,5]	3,295	3,301
Station Place Securitization Trust, Series 2016-1, Class A, 1.436% 2048[4,5,6]	35,000	35,000
		44,924
Other mortgage-backed securities 0.48%
Fannie Mae, Series 2015-M14, multifamily 1.646% 2019[5]	6,580	6,645
Freddie Mac, Series KPLB, Class A, multifamily 2.77% 2025[5]	7,000	7,161
Freddie Mac, Series K044, Class A2, multifamily 2.811% 2025[5]	510	527
Freddie Mac, Series K046, Class A2, multifamily 3.205% 2025[5]	5,000	5,340
Westpac Banking Corp. 2.00% 2021[3,5]	5,000	5,020
		24,693
Total mortgage-backed obligations		629,295
Bonds & notes of governments & government agencies outside the U.S. 3.69%
Asian Development Bank 0.75% 2017	4,000	3,993
Bank of England 1.25% 2018[3]	6,500	6,531
European Bank for Reconstruction & Development 1.75% 2019	4,000	4,061
European Investment Bank 0.875% 2017	2,000	2,000
European Investment Bank 1.25% 2019	10,000	9,994
European Investment Bank 2.00% 2021	10,000	10,210
European Investment Bank 2.25% 2022	6,000	6,172
Finland (Republic of) 1.00% 2018[3]	5,000	4,999
Inter-American Development Bank 0.625% 2016	5,000	4,997
Inter-American Development Bank 1.875% 2021	10,000	10,159
International Bank for Reconstruction and Development 1.00% 2018	5,000	4,992
International Bank for Reconstruction and Development 1.625% 2022	5,000	5,019
International Bank for Reconstruction and Development 2.50% 2025	10,000	10,523
KfW 0.875% 2017	3,000	2,989
KfW 1.00% 2018	8,000	7,985
KfW 1.125% 2018	9,000	9,002
KfW 1.125% 2018	6,000	6,007
KfW 1.50% 2019	10,000	10,099
KfW 1.50% 2020	8,000	8,045
Kingdom of Denmark 0.875% 2017[3]	2,000	2,002
Landwirtschaftliche Rentenbank 2.375% 2025	5,000	5,172
Oesterreichische Kontrollbank AG 0.75% 2017	5,000	4,991
Oesterreichische Kontrollbank Aktiengesellschaft 0.75% 2016	10,500	10,497
Oesterreichische Kontrollbank Aktiengesellschaft 1.625% 2019	1,000	1,011
Oesterreichische Kontrollbank Aktiengesellschaft 1.50% 2020	10,500	10,514
Oesterreichische Kontrollbank Aktiengesellschaft 2.375% 2021	2,000	2,071
Province of Ontario 1.625% 2019	15,000	15,046
Swedish Government 1.00% 2017[3]	5,000	5,008
Swedish Government 1.125% 2018[3]	4,900	4,914
		189,003
Federal agency bonds & notes 2.52%
Fannie Mae 5.00% 2016	31,070	31,129
Fannie Mae 1.00% 2019	10,000	9,986
Fannie Mae 1.75% 2019	4,000	4,082
Fannie Mae 1.75% 2019	3,000	3,061
Short-Term Bond Fund of America — Page 8 of 11

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Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Fannie Mae 1.50% 2020	$6,000	$6,054
Fannie Mae 1.625% 2020	5,000	5,076
Federal Home Loan Bank 0.50% 2016	2,500	2,498
Federal Home Loan Bank 0.625% 2016	5,000	4,999
Federal Home Loan Bank 0.625% 2017	5,000	4,995
Federal Home Loan Bank 1.125% 2018	7,000	7,039
Freddie Mac 0.50% 2017	6,000	5,988
Private Export Funding Corp. 1.375% 2017	36,930	37,091
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	4,000	4,083
United States Agency for International Development, Tunisia (Kingdom of) 2.452% 2021	3,000	3,107
		129,188
Municipals 2.05%
State of California, Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-2, 1.45% 2045 (put 2017)	4,950	4,991
State of California, Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-4, 1.45% 2045 (put 2017)	925	933
State of California, Industry Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational Project), Series 2015-A, 3.139% 2020	14,755	15,334
State of Florida, State Board of Administration Fin. Corp., Rev. Bonds, Series 2016-A, 2.163% 2019	20,000	20,078
State of Florida, Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-C, 4.50% 2030	1,395	1,468
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 1.298% 2016	20,970	21,015
State of Indiana, Trustees of Indiana University, Indiana University Student Fee Rev. Ref. Bonds, Series V-1, 5.00% 2018	2,000	2,211
State of New Jersey, Econ. Dev. Auth., School Facs. Contruction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	12,500	12,892
State of New Jersey, Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 4.00% 2016	3,680	3,770
State of New Jersey, Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 5.00% 2017	3,200	3,401
State of Ohio, Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2011-2, 4.50% 2028	1,090	1,162
State of Ohio, Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2011-3, 4.50% 2029	1,290	1,368
State of Tennessee, Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-2-C, 4.00% 2038	1,030	1,097
State of Texas, Harris County, Toll Road Rev. Ref. Bonds, Series 2012-D, 1.061% 2016	15,000	15,024
		104,744
Total bonds, notes & other debt instruments (cost: $4,757,275,000)		4,781,085
Short-term securities 6.41%
BNP Paribas Finance Inc. 0.27% due 3/1/2016	81,285	81,284
Federal Home Loan Bank 0.32%–0.52% due 3/17/2016–5/20/2016	107,500	107,457
Freddie Mac 0.45% due 4/11/2016	13,500	13,495
Mitsubishi UFJ Trust and Banking Corp. 0.42% due 3/7/2016[3]	47,100	47,097
Rabobank Nederland NV 0.64% due 5/3/2016	79,100	79,029
Total short-term securities (cost: $328,330,000)		328,362
Total investment securities 99.79% (cost: $5,085,605,000)		5,109,447
Other assets less liabilities 0.21%		10,609
Net assets 100.00%		$5,120,056
Short-Term Bond Fund of America — Page 9 of 11

unaudited
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $7,174,878,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 2/29/2016 (000)
Receive	LCH	3-month USD-LIBOR	1.04%	12/17/2017	$500,000	$2,000
Receive	LCH	3-month USD-LIBOR	1.244	1/12/2019	250,000	2,312
Pay	LCH	3-month USD-LIBOR	1.022	2/2/2019	250,000	(710)
Receive	LCH	3-month USD-LIBOR	1.5485	1/12/2021	200,000	4,044
Receive	LCH	3-month USD-LIBOR	1.33375	1/22/2021	86,500	855
Receive	LCH	3-month USD-LIBOR	1.2065	2/8/2021	250,000	893
Receive	LCH	3-month USD-LIBOR	1.15	3/2/2021	144,000	—
Receive	LCH	3-month USD-LIBOR	2.8	9/2/2022	420,000	8,215
Receive	LCH	3-month USD-LIBOR	2.75	9/2/2022	420,000	7,820
Pay	LCH	3-month USD-LIBOR	2.2365	9/2/2025	50	(3)
Pay	LCH	3-month USD-LIBOR	2.0325	10/22/2025	80,000	(3,538)
Pay	LCH	3-month USD-LIBOR	2.0365	10/22/2025	80,000	(3,567)
Pay	LCH	3-month USD-LIBOR	2.071	12/2/2025	77,000	(3,662)
Pay	LCH	3-month USD-LIBOR	2.1145	12/10/2025	56,000	(2,888)
Pay	LCH	3-month USD-LIBOR	1.7545	2/5/2026	50,000	(863)
Pay	LCH	3-month USD-LIBOR	1.743	2/8/2026	75,000	(1,210)
Pay	LCH	3-month USD-LIBOR	1.572	3/2/2026	150,000	—
Pay	LCH	3-month USD-LIBOR	2.97125	9/2/2030	93,000	(6,460)
Pay	LCH	3-month USD-LIBOR	3.005	9/2/2030	93,000	(6,737)
Pay	LCH	3-month USD-LIBOR	2.563	11/27/2045	28,000	(3,180)
Pay	LCH	3-month USD-LIBOR	2.649	12/18/2045	50,000	(6,703)
Pay	LCH	3-month USD-LIBOR	2.63	1/5/2046	64,000	(8,292)
Receive	LCH	3-month USD-LIBOR	2.0655	3/2/2046	31,000	—
						$(21,674)
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $630,331,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) at 2/29/2016 (000)
10 Year U.S. Treasury Note Futures	CME	Long	587	June 2016	$76,537	$76
Ultra U.S. Treasury Bond Futures	CME	Long	124	June 2016	21,573	(101)
2 Year U.S. Treasury Note Futures	CME	Long	4,859	July 2016	1,062,670	(751)
5 Year U.S. Treasury Note Futures	CME	Short	186	July 2016	22,494	(9)
						$(785)

Short-Term Bond Fund of America — Page 10 of 11

unaudited
[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	A portion of this security was pledged as collateral. The total value of pledged collateral was $45,607,000, which represented .89% of the net assets of the fund.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $885,374,000, which represented 17.29% of the net assets of the fund.
[4]	Coupon rate may change periodically.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,“ was $46,995,000, which represented .92% of the net assets of the fund.

Key to abbreviations
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
CLO - Collateralized Loan Obligations
CME = CME Group Inc.
Dev. = Development
Econ. = Economic
Facs. = Facilities
Fin. = Finance
LCH = LCH.Clearnet
Ref. = Refunding
Rev. = Revenue
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-048-0416O-S49240	Short-Term Bond Fund of America — Page 11 of 11

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT-TERM BOND FUND OF AMERICA

By /s/ John R. Queen
John R. Queen, President and Principal Executive Officer

Date: April 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John R. Queen
John R. Queen, President and Principal Executive Officer

Date: April 29, 2016

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: April 29, 2016